SUBSIDIARY PUBLIC ISSUERS - Balance sheet (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of subsidiaries [line items]
Current assets	$ 2,861	$ 1,742
Long-term assets	53,006	47,980
Current liabilities	3,222	2,761
Long-term liabilities	28,649	25,194
Equity	23,996	21,767	$ 20,480	$ 19,402
Non-controlling interest
Disclosure of subsidiaries [line items]
Equity	19,023	16,894
Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Non-controlling interests	12,303	11,100
Equity	12,303	11,100	11,086	10,289
Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield
Disclosure of subsidiaries [line items]
Non-controlling interests	2,894	2,721
Equity	2,894	2,721	3,317	3,266
BEPC exchangeable shares
Disclosure of subsidiaries [line items]
Non-controlling interests	2,562	2,408
Equity	2,562	2,408	0
Preferred equity
Disclosure of subsidiaries [line items]
Non-controlling interests	613	609
Equity	613	609	$ 597	$ 568
Perpetual subordinated notes
Disclosure of subsidiaries [line items]
Non-controlling interests	592	0
Equity	592	0
Preferred limited partners’ equity
Disclosure of subsidiaries [line items]
Equity	881	1,028
Brookfield Renewable
Disclosure of subsidiaries [line items]
Current assets	50	44
Long-term assets	4,979	4,879
Current liabilities	46	39
Long-term liabilities	0	0
Brookfield Renewable | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Non-controlling interests	0	0
Brookfield Renewable | Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield
Disclosure of subsidiaries [line items]
Non-controlling interests	0	0
Brookfield Renewable | BEPC exchangeable shares
Disclosure of subsidiaries [line items]
Non-controlling interests	0	0
Brookfield Renewable | Preferred equity
Disclosure of subsidiaries [line items]
Equity	0	0
Brookfield Renewable | Perpetual subordinated notes
Disclosure of subsidiaries [line items]
Equity	0
Brookfield Renewable | Preferred limited partners’ equity
Disclosure of subsidiaries [line items]
Equity	881	1,028
BRP Equity
Disclosure of subsidiaries [line items]
Current assets	419	416
Long-term assets	258	256
Current liabilities	7	7
Long-term liabilities	0	0
BRP Equity | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Non-controlling interests	0	0
BRP Equity | Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield
Disclosure of subsidiaries [line items]
Non-controlling interests	0	0
BRP Equity | BEPC exchangeable shares
Disclosure of subsidiaries [line items]
Non-controlling interests	0	0
BRP Equity | Preferred equity
Disclosure of subsidiaries [line items]
Equity	613	609
BRP Equity | Perpetual subordinated notes
Disclosure of subsidiaries [line items]
Equity	0
BRP Equity | Preferred limited partners’ equity
Disclosure of subsidiaries [line items]
Equity	0	0
Finco
Disclosure of subsidiaries [line items]
Current assets	2,182	2,173
Long-term assets	3	6
Current liabilities	28	39
Long-term liabilities	2,149	2,132
Finco | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Non-controlling interests	0	0
Finco | Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield
Disclosure of subsidiaries [line items]
Non-controlling interests	0	0
Finco | BEPC exchangeable shares
Disclosure of subsidiaries [line items]
Non-controlling interests	0	0
Finco | Preferred equity
Disclosure of subsidiaries [line items]
Equity	0	0
Finco | Perpetual subordinated notes
Disclosure of subsidiaries [line items]
Equity	0
Finco | Preferred limited partners’ equity
Disclosure of subsidiaries [line items]
Equity	0	0
Subsidiary Credit Supporters
Disclosure of subsidiaries [line items]
Current assets	1,155	568
Long-term assets	32,973	31,329
Current liabilities	7,720	6,535
Long-term liabilities	0	214
Subsidiary Credit Supporters | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Non-controlling interests	0	0
Subsidiary Credit Supporters | Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield
Disclosure of subsidiaries [line items]
Non-controlling interests	2,894	2,721
Subsidiary Credit Supporters | BEPC exchangeable shares
Disclosure of subsidiaries [line items]
Non-controlling interests	0	0
Subsidiary Credit Supporters | Preferred equity
Disclosure of subsidiaries [line items]
Equity	0	0
Subsidiary Credit Supporters | Perpetual subordinated notes
Disclosure of subsidiaries [line items]
Equity	592
Subsidiary Credit Supporters | Preferred limited partners’ equity
Disclosure of subsidiaries [line items]
Equity	891	1,039
Other Subsidiaries
Disclosure of subsidiaries [line items]
Current assets	2,619	1,770
Long-term assets	52,921	47,886
Current liabilities	2,943	2,276
Long-term liabilities	26,500	22,851
Other Subsidiaries | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Non-controlling interests	12,303	11,100
Other Subsidiaries | Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield
Disclosure of subsidiaries [line items]
Non-controlling interests	0	0
Other Subsidiaries | BEPC exchangeable shares
Disclosure of subsidiaries [line items]
Non-controlling interests	2,562	2,408
Other Subsidiaries | Preferred equity
Disclosure of subsidiaries [line items]
Equity	0	0
Other Subsidiaries | Perpetual subordinated notes
Disclosure of subsidiaries [line items]
Equity	0
Other Subsidiaries | Preferred limited partners’ equity
Disclosure of subsidiaries [line items]
Equity	0	0
Consolidating adjustments
Disclosure of subsidiaries [line items]
Current assets	(3,564)	(3,229)
Long-term assets	(38,128)	(36,376)
Current liabilities	(7,522)	(6,135)
Long-term liabilities	0	(3)
Consolidating adjustments | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Non-controlling interests	0	0
Consolidating adjustments | Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield
Disclosure of subsidiaries [line items]
Non-controlling interests	0	0
Consolidating adjustments | BEPC exchangeable shares
Disclosure of subsidiaries [line items]
Non-controlling interests	0	0
Consolidating adjustments | Preferred equity
Disclosure of subsidiaries [line items]
Equity	0	0
Consolidating adjustments | Perpetual subordinated notes
Disclosure of subsidiaries [line items]
Equity	0
Consolidating adjustments | Preferred limited partners’ equity
Disclosure of subsidiaries [line items]
Equity	$ (891)	$ (1,039)